Reserves (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Paid losses related to:
Balance at the end of the period, net of reinsurance	$ 108,426	$ 110,544
Group term life
Changes in Company's product lines with the most significant claims and benefits payable balances
Balance at the beginning of the period, gross of reinsurance	8,425	9,031	11,404
Less: Reinsurance ceded and other	(150)	(173)	(391)
Balance at the beginning of the period, net of reinsurance	8,275	8,858	11,013
Incurred loss related to:
Current year	1,977	1,976	2,366
Prior year's interest	361	385	418
Prior year(s)	(323)	(621)	(866)
Total incurred losses	2,015	1,740	1,918
Paid losses related to:
Current year	1,484	1,133	1,486
Prior year(s)	1,258	1,190	2,587
Total paid losses	2,742	2,323	4,073
Balance at the end of the period, gross of reinsurance	7,548	8,275	8,858
Plus: Reinsurance ceded and other	131	150	173
Balance at the end of the period, net of reinsurance	7,679	8,425	9,031
Group disability
Changes in Company's product lines with the most significant claims and benefits payable balances
Balance at the beginning of the period, gross of reinsurance	73,435	79,661	88,945
Less: Reinsurance ceded and other	(4,347)	(4,670)	(4,660)
Balance at the beginning of the period, net of reinsurance	69,088	74,991	84,285
Incurred loss related to:
Current year	7,014	8,438	7,275
Prior year's interest	3,047	3,450	3,806
Prior year(s)	(1,765)	20	(1,670)
Total incurred losses	8,296	11,908	9,411
Paid losses related to:
Current year	1,761	1,467	1,200
Prior year(s)	13,857	16,344	17,505
Total paid losses	15,618	17,811	18,705
Balance at the end of the period, gross of reinsurance	61,766	69,088	74,991
Plus: Reinsurance ceded and other	4,328	4,347	4,670
Balance at the end of the period, net of reinsurance	$ 66,094	$ 73,435	$ 79,661